Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of ordinary shares subject to possible redemption reflected on the balance sheet
	December 31,	December 31,
	2022	2021
Gross proceeds from IPO	$57,500,000	$57,500,000
Less:
Proceeds allocated to Warrants	(136,971)	(136,971)
Ordinary share issuance costs	(4,120,737)	(4,120,737)
Plus:
Accretion of carrying value to redemption value	4,257,708	4,257,708
Additional amount deposited into trust	1,949,101	575,000
Remeasurement of Class A ordinary shares subject to possible redemption	526,252	3,580
Less:
Class A ordinary shares redeemed on September 29, 2022	(36,343,195)	—
Contingently redeemable ordinary shares	$23,632,158	$58,078,580

Schedule of basic and diluted net loss per share for each class of ordinary shares
			For the Period from
	For the Year Ended		January 8, 2021 (Inception) to
	December 31, 2022		December 31, 2021
		Class B and		Class B and
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
	Class A	Class B	Class A	Class B
Numerator:
Allocation of net loss	(1,645,607)	(608,167)	(624,726)	(247,392)
Denominator:
Weighted-average shares outstanding	4,836,700	1,787,500	4,229,692	1,674,958
Basic and diluted net loss per share	(0.34)	(0.34)	(0.15)	(0.15)